Document and Entity Information	Mar. 16, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001816581
Document Type	8-K
Document Period End Date	Mar. 16, 2023
Entity Registrant Name	Ouster, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39463
Entity Tax Identification Number	86-2528989
Entity Address, Address Line One	350 Treat Avenue
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94110
City Area Code	(415)
Local Phone Number	949-0108
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0.0001 Par Value Per Share 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	OUST
Security Exchange Name	NYSE
Warrants To Purchase Common Stock 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock
Trading Symbol	OUST WS
Security Exchange Name	NYSE
Warrants To Purchase Common Stock Expiring 20252 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock expiring 2025
Trading Symbol	OUST WTA
Security Exchange Name	NYSEAMER